FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of assets that are measured at fair value on a recurring basis

		December 31,	December 31,
Description	Level	2020	2019
Assets:
Marketable securities held in Trust Account	1	$276,943,339	$276,261,596